LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 09, 2023	Feb. 29, 2024	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Disclosure of transactions between related parties [line items]
Revenue				$ 3,853	$ 5,577	[1]	$ 2,982
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay				3%-4% of revenues derived from research and development projects
Aggregate grant received linked to the US CPI				$ 9,571
Aggregate grant repaid				$ 4,354
Percentage of grant received				100.00%
Canonic Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum grants amount from Smart money program			$ 85
Percentage of royalties the company undertook to pay			3% of yearly revenues
Percentage of grant received			100.00%
Marketing expenses received					42
Base for royalty payments			$ 284
Lavie Bio Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum grants amount from Smart money program		$ 83
Percentage of royalties the company undertook to pay		3% of yearly revenues
Percentage of grant received		100.00%
Marketing expenses received					$ 78
Base for royalty payments		$ 276
Crop4Clima EU Horizon Grant [Member]
Disclosure of transactions between related parties [line items]
Aggregate grant repaid	$ 1,200			$ 1,525
Grant, project total budget	2,500
Grant, Cumulative cash received	$ 1,300

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.